Subsequent Events (Details)										12 Months Ended
		Apr. 20, 2026 USD ($)	Apr. 17, 2026 USD ($) shares	Apr. 01, 2026 USD ($)	Apr. 01, 2026 CNY (¥)	Mar. 20, 2026	Jan. 16, 2026 $ / shares	Jan. 08, 2026 $ / shares	Dec. 11, 2025 USD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Apr. 01, 2026 CNY (¥)
Subsequent Event [Line Items]
Ordinary shares per value (in Dollars per share) | $ / shares	[1]									$ 0.165	$ 0.165
Ordinary shares issued (in Shares) | shares	[1]									151,873	31,048
Gross proceeds										$ 14,055,817
Forecast [Member]
Subsequent Event [Line Items]
Ordinary shares principal amount			$ 200,000,000
Subscription in aggregate amount		$ 10,000,000
Percentage of interest rate		66.67%
Nanjing Yanqing [Member] | Forecast [Member]
Subsequent Event [Line Items]
Profit dividend aggregate amount				$ 216,675	¥ 1,522,965
Jiangsu Yanggu [Member] | Forecast [Member]
Subsequent Event [Line Items]
Receivables				$ 17,909,805									¥ 125,884,430
Alliance Global Partners [Member]
Subsequent Event [Line Items]
Ordinary shares per value (in Dollars per share) | $ / shares									$ 0.00025
Ordinary shares principal amount									$ 200,000,000
ATM Program [Member]
Subsequent Event [Line Items]
Ordinary shares issued (in Shares) | shares										99,618
ATM Program [Member] | Forecast [Member]
Subsequent Event [Line Items]
Ordinary shares issued (in Shares) | shares			1,888,895
Gross proceeds			$ 32.9
Subsequent Event [Member]
Subsequent Event [Line Items]
Post shares							1 for 220
Ordinary shares per value (in Dollars per share) | $ / shares							$ 0.055
Dividend per share (in Dollars per share) | $ / shares								$ 0.05
Description of shareholders extraordinary general meeting						(i) the authorized share capital of the Company be increased from (a) share capital of $500,000 divided into 109,000,000 shares of which (x) 9,000,000 shares designated as ordinary shares with a par value of $0.055 per share and (y)100,000,000 shares designated as preferred shares with a nominal or par value of $0.00005 per share to (b) $5,505,000 divided into shares of which (x) 100,000,000 shares are designated as ordinary shares with a par value of $0.055 per share, and (y) 100,000,000 shares are designated as preferred shares with a nominal or par value of $0.00005 per share by creation of 91,000,000 ordinary shares with par value of $0.055 per share (the “Share Capital Increase”); (ii) the approval and authorization to the Board for the future increase of the share capital and authorized shares of the Company at any one time or multiple times during a period up to two years after the date of the approval of the authorization by the shareholders of the Company, with the exact increased numbers of share capital and authorized shares and effective time as the Board may determine from time to time in its absolute discretion provided in no event the increased share capital shall exceed $500 million (the “Future Share Capital Increase”); and (iii) the registered address of the Company be changed to Sertus Chambers, Governors Square, Suite # 5-204, 23 Lime Tree Bay Avenue, P.O. Box 2547, Grand Cayman, KY1-1104, Cayman Islands (the “Address Change”). At the Extraordinary Meeting, the shareholders of the Company also approved a special resolution that the fourth amended and restated memorandum and articles of association of the Company (the “Fourth Amended and Restated M&A”).

[1]	The shares data are presented on a retroactive basis to reflect the 220 to 1 share consolidation (Note 15) and 3 to 1 share consolidation (Note 18).